Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000198632 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000198632 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000198632 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000198632 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000198632 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198632 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000198632 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198632 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198632 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198632 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000198632 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000198632 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198632 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000198632 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000198632 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000198632 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000198632 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198632 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000198632 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000198632 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000198632 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000227916 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227916 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227916 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227916 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227916 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227916 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227916 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227916 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227916 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227916 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227916 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000227916 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000227916 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000227916 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227916 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000227916 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000227916 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000227916 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000227916 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000227916 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000227916 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000227917 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227917 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227917 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227917 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227917 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227917 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227917 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227917 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227917 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227917 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227917 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000227917 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000227917 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000227917 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227917 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000227917 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000227917 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000227917 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000227917 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000227917 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000227917 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000227914 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227914 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227914 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227914 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227914 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227914 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227914 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227914 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227914 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227914 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227914 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000227914 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000227914 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000227914 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227914 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000227914 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000227914 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000227914 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000227914 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000227914 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000227914 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000227913 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227913 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227913 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227913 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227913 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227913 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227913 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227913 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227913 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227913 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227913 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000227913 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000227913 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000227913 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227913 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000227913 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000227913 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000227913 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000227913 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000227913 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000227913 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000227915 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227915 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227915 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227915 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227915 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227915 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227915 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227915 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227915 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227915 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227915 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000227915 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000227915 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000227915 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227915 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000227915 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000227915 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000227915 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000227915 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000227915 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000227915 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236695 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236695 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236695 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236695 [Member] | Becton Dickinson and Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236695 [Member] | GSK PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236695 [Member] | LyondellBasell Industries NV Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000236695 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000236695 [Member] | Bristol Myers Squibb Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236695 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236695 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236695 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000236695 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000236695 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000236695 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000236695 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000236695 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000236695 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000236695 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000236695 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000236695 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000236695 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000247102 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000247102 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247102 [Member] | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000247102 [Member] | Marsh And McLennan Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247102 [Member] | Intertek Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000247102 [Member] | Koninklijke Ahold Delhaize NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000247102 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000247102 [Member] | Canadian National Railway Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247102 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247102 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247102 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000247102 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000247102 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000247102 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000247102 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000247102 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000247102 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000247102 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247102 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000247102 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000247102 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000247102 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000247102 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000247102 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247102 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000247102 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247102 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%